Expense Example, No Redemption - Davis New York Venture Fund	Class A Expense Example, No Redemption, 1 Year	Class A Expense Example, No Redemption, 3 Years	Class A Expense Example, No Redemption, 5 Years	Class A Expense Example, No Redemption, 10 Years	Class B Expense Example, No Redemption, 1 Year	Class B Expense Example, No Redemption, 3 Years	Class B Expense Example, No Redemption, 5 Years	Class B Expense Example, No Redemption, 10 Years	Class C Expense Example, No Redemption, 1 Year	Class C Expense Example, No Redemption, 3 Years	Class C Expense Example, No Redemption, 5 Years	Class C Expense Example, No Redemption, 10 Years	Class R Expense Example, No Redemption, 1 Year	Class R Expense Example, No Redemption, 3 Years	Class R Expense Example, No Redemption, 5 Years	Class R Expense Example, No Redemption, 10 Years	Class Y Expense Example, No Redemption, 1 Year	Class Y Expense Example, No Redemption, 3 Years	Class Y Expense Example, No Redemption, 5 Years	Class Y Expense Example, No Redemption, 10 Years
USD ($)	562	748	950	1,530	183	606	1,055	1,885	173	536	923	2,009	120	375	649	1,432	66	208	362	810